UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     April 29, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $231,261 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED NEUROMODULATION SYS   COM              00757T101     5335   198975 SH       SOLE                        0   198975        0
AEROPOSTALE                    COM              007865108     5438   166056 SH       SOLE                        0   166056        0
AMGEN INC                      COM              031162100     8082   138843 SH       SOLE                        0   138843        0
BED BATH & BEYOND INC          COM              075896100     9581   262219 SH       SOLE                        0   262219        0
BROADCOM CORP                  CL A             111320107     7241   242014 SH       SOLE                        0   242014        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     4327   730915 SH       SOLE                        0   730915        0
C D W CORP                     COM              12512N105     8699   153469 SH       SOLE                        0   153469        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     9478   435979 SH       SOLE                        0   435979        0
CHEESECAKE FACTORY INC         COM              163072101     1122    31640 SH       SOLE                        0    31640        0
CHICOS FAS INC                 COM              168615102    11400   403250 SH       SOLE                        0   403250        0
CISCO SYS INC                  COM              17275R102     9447   528037 SH       SOLE                        0   528037        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     9841   213000 SH       SOLE                        0   213000        0
CONNETICS CORP                 COM              208192104     6489   256575 SH       SOLE                        0   256575        0
EBAY INC                       COM              278642103     6941   186288 SH       SOLE                        0   186288        0
EON LABS INC                   COM              29412E100      315    10430 SH       SOLE                        0    10430        0
FASTENAL CO                    COM              311900104      767    13872 SH       SOLE                        0    13872        0
GENENTECH INC                  COM NEW          368710406     8952   158135 SH       SOLE                        0   158135        0
GILEAD SCIENCES INC            COM              375558103    10542   294478 SH       SOLE                        0   294478        0
HPL TECHNOLOGIES INC           COMMON           40426C105       74    92480 SH       SOLE                        0    92480        0
KOHLS CORP                     COM              500255104     9731   188483 SH       SOLE                        0   188483        0
KYPHON INC                     COM              501577100     6637   263680 SH       SOLE                        0   263680        0
MEDTRONIC INC                  COM              585055106     3558    69827 SH       SOLE                        0    69827        0
NETWORK APPLIANCE INC          COM              64120L104    12378   447522 SH       SOLE                        0   447522        0
OMNIVISION TECHNOLOGIES INC    COM              682128103      303    20000 SH       SOLE                        0    20000        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    12233   204563 SH       SOLE                        0   204563        0
PANERA BREAD CO                CL A             69840W108      791    14000 SH       SOLE                        0    14000        0
PAYCHEX INC                    COM              704326107     5593   170417 SH       SOLE                        0   170417        0
POWER-ONE INC                  COM              739308104     2128   437836 SH       SOLE                        0   437836        0
QUALCOMM INC                   COM              747525103    11817   322612 SH       SOLE                        0   322612        0
STAPLES INC                    COM              855030102     7239   345468 SH       SOLE                        0   345468        0
STARBUCKS CORP                 COM              855244109    12454   241069 SH       SOLE                        0   241069        0
SYNOPSYS INC                   COM              871607107     5921   327153 SH       SOLE                        0   327153        0
VERISIGN INC                   COM              92343E102    11697   407560 SH       SOLE                        0   407560        0
YAHOO INC                      COM              984332106     4710   138945 SH       SOLE                            138945